Statements of Operations (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Payroll Expenses [Member]
Share based compensation	$ 1,259,670	$ 860,235
Research and Development Expense [Member]
Share based compensation	2,000,000	$ 10,236,089
Sales and Marketing Expense [Member]
Share based compensation	$ 88,937